Significant accounting estimates and assumptions (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure of accounting judgements and estimates explanatory [Abstract]
Impact of deferred loan principal and interest due to covid 19
The outbreak of
COVID-19
has had a significant impact on the global economy including Korea. Financial and economic shocks may have negative impacts on the Group’s financial condition and results of operations in various forms both domestically and internationally, however, the Korean government is providing unprecedented financial and economic relief measures such as extension of maturity of loans. Despite the announcement of these various forms of government support policies, the negative impact of the
COVID-19
on the global economy continues, and uncertainties in recovery or deterioration are expected to continue.

The Group determined that the credit risk of loan affected by the loan deferment has significantly increased and evaluated that the possibility of default is high. The Group will continue to assess the adequacy of forward-looking
information related to the duration of the impact of COVID-19 on economy and government policies.
<Woori Bank>
Woori Bank’s total loans (loans, payment guarantees) that are subject to loan deferment and interest deferment, total loans that changed its stage from 12-month to lifetime expected credit losses (Stage 2), and the expected credit loss allowances recognized additionally are as follows. (Unit: Korean Won in millions):

		December 31, 2020	December 31, 2021
Total loans (Loans, payment guarantees) that are subject to loan deferment and interest deferment	Corporate	1,697,899	2,428,496
	Retail	122,425	167,146
	Total	1,820,324	2,595,642
Total loans changed its stage from 12-month to lifetime (Stage 2) expected credit losses	Corporate	1,548,805	2,125,492
	Retail	101,721	134,920
	Total	1,650,526	2,260,412
The expected credit loss allowances that are additionally recognized	Corporate	210,173	275,057
	Retail	9,058	9,657
	Total	219,231	284,714
In addition, as of December 31, 2021, the Group applied the overlay when forecasting future economic conditions in consideration of the potential for insolvency due to increase in market interest rate and the increase in economic uncertainty due to the accelerated spread of
COVID-19.
As of December 31, 2021, the monetary effect of the expected credit loss allowance due to the application of the forecast of future economic conditions overlay is as follows (Unit: Korean Won in millions):

Increase in expected credit loss allowance
Corporate	48,583
Retail	6,237
Total	54,820
<Woori Card>
Woori Card Co., Ltd. determined that the credit risk of obligors receiving financial support due to
COVID-19
significantly increased; and transferred the loss allowance at the amount equivalent to lifetime expected credit loss. As of December 31, 2021, financial assets at amortized cost of obligors subject to loan deferment and interest deferment amount to 7,217 million Won, and the cumulative expected credit loss allowance has increased for
170 million Won.
<Woori Financial Capital Co., Ltd.>
Woori Financial Capital Co., Ltd. determined that the credit risk of obligors receiving financial support due to
COVID-19
significantly increased; and evaluated that the possibility of default is high. As a result, as of December 31, 2021, financial assets at amortized cost of obligors subject to loan deferment and interest deferment amount to 103,974 million
Won and cumulative expected credit loss allowance has increased for
15,916 million Won.

Accounting policy for income tax
(1) Income taxes
The Group has recognized current and deferred taxes based on best estimates of expected future income tax effect arising from the Group’s operations until the end of the current reporting period. However, actual tax payment may not be identical to the related assets and/or liabilities already recognized, and these differences may affect current taxes and deferred tax assets/liabilities at the time when income tax effects are finalized. Deferred tax assets relating to tax losses carried forward and deductible temporary differences are recognized only to the extent that it is probable that future taxable profit will be available against which the tax losses carried forward and the deductible temporary differences can be utilized. In this case the Group’s evaluation considers various factors such as estimated future taxable profit based on forecasted operating results, which are based on historical financial performance. The Group is reviewing the book value of deferred tax assets every end of the reporting period and in the event that the possibility of earning future taxable income changes, the deferred tax assets are adjusted up to taxable income sufficient to use deductible temporary differences.

Valuation of financial instruments
(2) Valuation of financial instruments
Financial assets at FVTPL and FVTOCI are recognized in the consolidated financial statements at fair value. All derivatives are measured at fair value. Valuation techniques are required in order to determine fair values of financial instruments where observable market prices do not exist. Financial instruments that are not actively traded and have low price transparency will have less objective fair value and require broad judgment in liquidity, concentration, uncertainty in market factors and assumption in price determination and other risks.
As described in ‘2. Basis of Preparation and Significant Accounting Policies (9) 5) Fair value of financial instruments’, when valuation techniques are used to determine the fair value of a financial instrument, various general and internally developed techniques are used, and various types of assumptions and variables are incorporated during the process.

Impairment of financial instruments
(3) Impairment of financial instruments
The accuracy of the provision for credit losses is determined by the estimation of the expected cash flows for each tenant for estimating the individually assessed loan-loss allowance, and the assumptions and variables in the model used for estimating the collectively assessed loan-loss allowance payment, guarantee and unused commitment.
The Group has estimated the allowance for credit losses based on reasonable and supportable information that was available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.
Information on measuring expected credit loss is described in ‘4. Risk Management (1) 2) Measurement of expected credit loss’.

Accounting policy for defined benefit plan
(4) Defined benefit plan
The Group operates a defined benefit pension plan. Defined benefit obligation is calculated at every end of the reporting period by performing actuarial valuation, and estimation of assumptions such as discount rate, expected wage growth rate and mortality rate is required to perform such actuarial valuation. The defined benefit plan, due to its long-term nature, contains significant uncertainties in its estimates.